Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	11.96%	7.50%	8.81%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.76%	6.29%	7.71%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.24%	5.55%	6.78%